Income Taxes Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 0	$ 0	$ 0
Current State Tax Expense (Benefit)	0	0	0
Current Foreign Tax Expense (Benefit)	476	266	45
Current Income Tax Expense (Benefit)	476	266	45
Deferred Federal Income Tax Expense (Benefit)	0	0	0
Deferred Foreign Income Tax Expense (Benefit)	349	(1,632)	(3)
Deferred Federal, State and Local, Tax Expense (Benefit)	349	(1,632)	(3)
Provision for (benefit from) income taxes	$ 825	$ (1,366)	$ 42